UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23732

 NAME OF REGISTRANT:                     Build Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3608 West Truman Blvd., Suite
                                         200
                                         Jefferson City, MO 65109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John Ruth
                                         3608 West Truman Blvd., Suite
                                         200
                                         Jefferson City, MO 65109

 REGISTRANT'S TELEPHONE NUMBER:          833-852-8453

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Build Bond Innovation ETF
--------------------------------------------------------------------------------------------------------------------------
 SCHWAB FUNDS                                                                                Agenda Number:  935574675
--------------------------------------------------------------------------------------------------------------------------
        Security:  808524854
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  SCHR
            ISIN:  US8085248545
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter W. Bettinger II                                    Mgmt          For                            For
       Richard A. Wurster                                        Mgmt          For                            For
       Robert W. Burns                                           Mgmt          For                            For
       Nancy F. Heller                                           Mgmt          For                            For
       David L. Mahoney                                          Mgmt          For                            For
       Jane P. Moncreiff                                         Mgmt          For                            For
       Kiran M. Patel                                            Mgmt          For                            For
       Kimberly S. Patmore                                       Mgmt          For                            For
       J. Derek Penn                                             Mgmt          For                            For
       Michael J. Beer                                           Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Build Funds Trust
By (Signature)       /s/ John Ruth
Name                 John Ruth
Title                President
Date                 08/29/2022